UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881
                                                     ---------

                 OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--132.3%
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA--131.0%
 $         70,000       Brainerd Health Care Facilities (Benedictine
                        Health System) 1                                     6.000   %        02/15/2020   $       70,122
--------------------------------------------------------------------------------------------------------------------------
          275,000       Carver County Hsg. & Redevel. Authority
                        (Lake Grace) 1                                       5.300            02/01/2012          275,358
--------------------------------------------------------------------------------------------------------------------------
            5,000       Coon Rapids Hsg. (Pine Point Apartments) 1           6.125            05/01/2032            5,142
--------------------------------------------------------------------------------------------------------------------------
          400,000       Cottage Grove Senior Hsg. 1                          6.000            12/01/2046          400,724
--------------------------------------------------------------------------------------------------------------------------
          250,000       Cuyuna Range Hospital District Health
                        Facilities 1                                         5.500            06/01/2035          257,113
--------------------------------------------------------------------------------------------------------------------------
            5,000       Douglas County Alexandria Hsg. & Redevel.
                        Authority (Windmill Ponds) 1                         5.000 2          07/01/2015            5,000
--------------------------------------------------------------------------------------------------------------------------
           40,000       Duluth EDA (Benedictine Health System) 1             5.250            02/15/2033           41,847
--------------------------------------------------------------------------------------------------------------------------
           10,000       Duluth EDA (Benedictine Health System/St.
                        Mary's Duluth Clinic) 1                              5.250            02/15/2028           10,524
--------------------------------------------------------------------------------------------------------------------------
           35,000       Eden Prairie Multifamily Hsg. (Parkway
                        Apartments) 1                                        5.700            08/20/2022           36,452
--------------------------------------------------------------------------------------------------------------------------
            5,000       Glencoe GO 1                                         5.500            12/01/2014            5,029
--------------------------------------------------------------------------------------------------------------------------
           50,000       Hastings Health Care Facility (Regina Medical
                        Center) 1                                            5.300            09/15/2028           50,669
--------------------------------------------------------------------------------------------------------------------------
           90,000       Hayfield GO 1                                        5.000            02/01/2018           91,038
--------------------------------------------------------------------------------------------------------------------------
          110,000       International Falls Pollution Control
                        (Boise Cascade Corp.)                                5.500            04/01/2023          112,599
--------------------------------------------------------------------------------------------------------------------------
           50,000       International Falls Pollution Control
                        (Boise Cascade Corp.) 1                              5.650            12/01/2022           51,122
--------------------------------------------------------------------------------------------------------------------------
           20,000       International Falls Solid Waste Disposal
                        (Boise Cascade Corp.) 1                              6.850            12/01/2029           21,607
--------------------------------------------------------------------------------------------------------------------------
          230,000       Mahtomedi Multifamily (Briarcliff) 1                 7.350            06/01/2036          234,950
--------------------------------------------------------------------------------------------------------------------------
          230,000       McLeod County Commercial Devel.
                        (Southwest Minnesota Foundation) 1                   5.125            12/01/2031          233,945
--------------------------------------------------------------------------------------------------------------------------
          200,000       Metropolitan Council (Metropolitan Radio
                        Board) 1                                             5.500            02/01/2015          200,314
--------------------------------------------------------------------------------------------------------------------------
          199,919       Minneapolis & St. Paul Hsg. Finance Board
                        (Single Family Mtg.) 1                               5.000            12/01/2038          205,407
--------------------------------------------------------------------------------------------------------------------------
           25,000       Minneapolis & St. Paul Metropolitan Airports
                        Commission (Northwest Airlines) 1                    5.200            01/01/2024           25,649
--------------------------------------------------------------------------------------------------------------------------
            5,000       Minneapolis & St. Paul Metropolitan Airports
                        Commission, Series A 1                               5.000            01/01/2019            5,120
----------------------------------------------------------------------------------------------------------------------------
           10,000       Minneapolis (Riverside Plaza) 1                      5.100            12/20/2018           10,138
----------------------------------------------------------------------------------------------------------------------------
           15,000       Minneapolis Community Devel. Agency 1                5.875            06/01/2019           15,811
----------------------------------------------------------------------------------------------------------------------------
           25,000       Minneapolis Community Devel. Agency (Riverside
                        Homes of Minneapolis) 1                              6.200            09/01/2029           26,173
----------------------------------------------------------------------------------------------------------------------------
          250,000       Minneapolis Tax Increment (St. Anthony Falls) 1      5.750            02/01/2027          257,978
----------------------------------------------------------------------------------------------------------------------------
            5,000       Minneapolis-St. Paul Metropolitan Airports
                        Commission 1                                         5.000            01/01/2016            5,097
----------------------------------------------------------------------------------------------------------------------------
            5,000       Minneapolis-St. Paul Metropolitan Airports
                        Commission 1                                         5.000            01/01/2030            5,120
----------------------------------------------------------------------------------------------------------------------------
            5,000       Minneota Hsg. Facilities (Madison Ave.
                        Apartments) 1                                        5.750            04/01/2019            4,781
----------------------------------------------------------------------------------------------------------------------------
          295,000       MN (Duluth Airport) 1                                6.250            08/01/2014          301,552
----------------------------------------------------------------------------------------------------------------------------


               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
 $        200,000       MN Agricultural & Economic Devel. Board 1            7.250   %        08/01/2020   $      210,368
--------------------------------------------------------------------------------------------------------------------------
           20,000       MN HEFA (College of St. Benedict) 1                  5.350            03/01/2020           20,173
--------------------------------------------------------------------------------------------------------------------------
            5,000       MN HEFA (Saint Olaf College) 1                       5.250            04/01/2029            5,039
--------------------------------------------------------------------------------------------------------------------------
          250,000       MN HFA (Residential Hsg.) 1                          5.100            07/01/2031          259,038
--------------------------------------------------------------------------------------------------------------------------
           45,000       MN HFA (Single Family Mtg.) 1                        5.600            07/01/2022           45,891
--------------------------------------------------------------------------------------------------------------------------
           20,000       MN HFA (Single Family Mtg.) 1                        5.650            07/01/2031           20,410
--------------------------------------------------------------------------------------------------------------------------
           10,000       MN HFA (Single Family Mtg.) 1                        5.850            07/01/2011           10,078
--------------------------------------------------------------------------------------------------------------------------
           10,000       MN HFA (Single Family Mtg.) 1                        5.900            07/01/2025           10,157
--------------------------------------------------------------------------------------------------------------------------
           20,000       MN HFA (Single Family Mtg.) 1                        6.100            07/01/2030           20,716
--------------------------------------------------------------------------------------------------------------------------
            5,000       MN HFA (Single Family Mtg.), Series D-2 1            5.950            01/01/2017            5,041
--------------------------------------------------------------------------------------------------------------------------
           10,000       MN HFA, Series A-1 1                                 5.100            08/01/2047           10,297
--------------------------------------------------------------------------------------------------------------------------
          100,000       MN Municipal Power Agency 1                          5.000            10/01/2035          104,351
--------------------------------------------------------------------------------------------------------------------------
          200,000       Moorhead EDA (Eventide) 1                            5.150            06/01/2029          200,972
--------------------------------------------------------------------------------------------------------------------------
          170,000       Morris GO 1                                          5.000            02/01/2019          171,292
--------------------------------------------------------------------------------------------------------------------------
            5,000       Olivia GO 1                                          5.200            02/01/2011            5,005
--------------------------------------------------------------------------------------------------------------------------
          110,000       Olmstead County Health Care Facilities
                        (Olmsted Medical Group) 1                            5.450            07/01/2013          111,841
--------------------------------------------------------------------------------------------------------------------------
          100,000       Park Rapids Health Facilities (Mankato
                        Lutheran Homes) 1                                    5.600            08/01/2036          101,276
--------------------------------------------------------------------------------------------------------------------------
          100,000       Pine City Health Care & Hsg. (North Branch) 1        6.125            10/20/2047          101,903
--------------------------------------------------------------------------------------------------------------------------
           55,000       Plymouth Health Facilities (HealthSpan Health
                        System/North Memorial Medical Center) 1              6.250            06/01/2016           55,462
--------------------------------------------------------------------------------------------------------------------------
          125,000       Prior Lake Senior Hsg. (Sheperds Path Senior
                        Hsg.) 1                                              5.750            08/01/2041          127,559
--------------------------------------------------------------------------------------------------------------------------
          100,000       Redwood Falls (Redwood Area Hospital) 1              5.125            12/01/2036          102,023
--------------------------------------------------------------------------------------------------------------------------
          120,000       Rochester Health Care Facilities (Mayo Clinic) 1     5.500            11/15/2027          123,880
--------------------------------------------------------------------------------------------------------------------------
          200,000       Sartell Health Care & Hsg. Facilities (The
                        Foundation for Health Care Continuums) 1             6.625            09/01/2029          208,414
--------------------------------------------------------------------------------------------------------------------------
        1,200,000       Seaway Port Authority of Duluth (Northstar
                        Aerospace) 1                                         5.200            04/01/2027        1,203,132
--------------------------------------------------------------------------------------------------------------------------
           25,000       South Washington County Independent School
                        District No. 833 COP 1                               5.250            12/01/2014           25,025
--------------------------------------------------------------------------------------------------------------------------
          250,000       St. Anthony Hsg. & Redevel. Authority
                        (Silver Lake Village) 1                              5.625            02/01/2031          255,968
--------------------------------------------------------------------------------------------------------------------------
            5,000       St. Cloud Hospital Facilities (St. Cloud
                        Hospital) 1                                          5.000            07/01/2015            5,054
--------------------------------------------------------------------------------------------------------------------------
          400,000       St. Paul Hsg. & Redevel. Authority
                        (Brigecreek Senior Place) 1                          7.000            09/15/2037          400,064
--------------------------------------------------------------------------------------------------------------------------
          200,000       St. Paul Hsg. & Redevel. Authority
                        (GHP/RH/MAC Obligated Group) 1                       5.250            05/15/2036          210,298
--------------------------------------------------------------------------------------------------------------------------
          360,000       St. Paul Hsg. & Redevel. Authority
                        (Great Northern Lofts) 1                             6.250            03/01/2029          386,575
--------------------------------------------------------------------------------------------------------------------------
          150,000       St. Paul Hsg. & Redevel. Authority
                        (Hmong Academy) 1                                    6.000            09/01/2036          151,575
--------------------------------------------------------------------------------------------------------------------------
           25,000       St. Paul Hsg. & Redevel. Authority
                        (Regions Hospital) 1                                 5.300            05/15/2028           25,476
--------------------------------------------------------------------------------------------------------------------------
            5,000       St. Paul Hsg. & Redevel. Authority Health Care
                        Facility (Regions Hospital) 1                        5.200            05/15/2013            5,120
--------------------------------------------------------------------------------------------------------------------------


               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
 $        130,000       Washington County Hsg. & Redevel. Authority
                        (HealthEast) 1                                       5.500   %        11/15/2027   $      133,303
--------------------------------------------------------------------------------------------------------------------------
            5,000       Washington County Hsg. & Redevel. Authority
                        (HealthEast/HealthEast Bethesda Hospital
                        Obligated Group) 1                                   5.375            11/15/2018            5,112
--------------------------------------------------------------------------------------------------------------------------
          220,000       Washington County Hsg. & Redevel. Authority
                        (Seasons Villas) 1                                   6.950            12/01/2023          225,509
                                                                                                           ---------------
                                                                                                                8,029,778
U.S. POSSESSIONS--1.3%
           60,000       Puerto Rico IMEPCF (American Airlines) 1             6.450            12/01/2025           61,220
--------------------------------------------------------------------------------------------------------------------------
            5,000       Puerto Rico ITEMECF (Ana G. Mendez University) 1     5.375            02/01/2019            5,114
--------------------------------------------------------------------------------------------------------------------------
           15,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023           15,051
                                                                                                           ---------------
                                                                                                                   81,385
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $8,093,469)-132.3%                                                            8,111,163
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(32.3)                                                                   (1,982,487)
                                                                                                           ---------------
NET ASSETS-100.0%                                                                                          $    6,128,676
                                                                                                           ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP           Certificates of Participation
EDA           Economic Devel. Authority
GHP           Group Health Plan
GO            General Obligation
HEFA          Higher Education Facilities Authority
HFA           Housing Finance Agency
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
MAC           Midwest Assurance Company
RH            Regions Hospital

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           VALUE          PERCENT
----------------------------------------------------------------------------------------------------------------------------
Hospital/Health Care                                                                         $ 1,416,258             17.5%
Special Assessment                                                                             1,300,585             16.0
Marine/Aviation Facilities                                                                     1,244,118             15.2
Adult Living Facilities                                                                          932,434             11.5
Single Family Housing                                                                            586,519              7.2
General Obligation                                                                               573,916              7.1
Multifamily Housing                                                                              548,661              6.8
Municipal Leases                                                                                 300,383              3.7
Not-for-Profit Organization                                                                      233,945              2.9
Manufacturing, Non-Durable Goods                                                                 226,179              2.8
Telephone Utilities                                                                              200,314              2.5
Pollution Control                                                                                163,721              2.0
Education                                                                                        151,575              1.9
Electric Utilities                                                                               104,351              1.3
Airlines                                                                                          76,271              0.9
Higher Education                                                                                  30,326              0.4


               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Resource Recovery                                                                                 21,607              0.3
                                                                                             -----------------------------
Total                                                                                        $ 8,111,163            100.0%
                                                                                             ==============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $1,467,273 at an average daily interest rate of 5.280%. The Fund had borrowings outstanding of $2,200,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $3,100,000 and $900,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $2,200,000. The Fund paid $198 in fees and $3,477 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required


               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       8,093,469
                                              ==================

Gross unrealized appreciation                 $          23,855
Gross unrealized depreciation                            (6,161)
                                              ------------------
Net unrealized appreciation                   $          17,694
                                              ==================


               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer

Date: February 8, 2007